Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 130.5%
Alabama — 6.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$805,443
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D-1, Refunding	5.500%	2/1/29	200,000	213,055 (a)(b)
Series F	5.500%	12/1/28	2,000,000	2,123,400 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,112,779 (a)(b)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,618,853
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	310,000	315,103 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	247,413 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	400,000	427,997
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	575,000	615,000 (a)(b)
Total Alabama				7,479,043
Alaska — 0.2%

Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B, Refunding	4.000%	12/1/36	250,000	253,382
Arizona — 2.9%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	500,000	514,654 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	500,000	506,883 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	252,591 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	650,000	661,792 (a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	505,011
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	135,000	136,052 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,003,158
Total Arizona				3,580,141
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	350,000	369,115 (c)
California — 13.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	510,115
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,600,000	1,703,970 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	637,143 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	500,000	505,136 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	300,000	322,703 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,400,000	1,520,390 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	600,000	661,604 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	361,335 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	405,016 (c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	2,000,000	2,001,540 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	$250,000	$249,792 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,000,000	1,003,797 (c)(d)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	500,000	572,252 (e)
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	600,000	686,702 (e)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	771,682
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,245,000	2,396,815
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	350,000	378,015
Community Facilities District No 2023-1	5.500%	9/1/43	250,000	267,561
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	810,345
Series A, Refunding	5.000%	10/1/43	250,000	264,256
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	677,507 (c)
Total California				16,707,676
Colorado — 1.7%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	500,395
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	254,017 (a)(b)
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	1,000,000	1,098,218 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,042 (c)
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	128,858
Total Colorado				2,081,530
Connecticut — 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	258,392
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	523,755
Connecticut State, GO:
Series A	5.000%	4/15/39	1,290,000	1,371,013
Series B	4.000%	1/15/41	250,000	254,041
Total Connecticut				2,407,201
Florida — 7.0%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	256,777 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	485,934 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	150,456 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	500,000	514,911 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	1,250,000	1,306,741 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	1,100,000	1,121,286
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	549,726
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	$250,000	$255,680 (c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	257,828
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,029,374 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	225,000	224,269
Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	270,541
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	148,590
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	1,825,000	2,000,305
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.200%	5/1/39	150,000	149,992 (d)
Total Florida				8,722,410
Georgia — 1.6%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	211,630
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	213,821
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	259,218
Series B	5.000%	6/1/29	1,000,000	1,045,449 (a)(b)
Series C	5.000%	9/1/30	300,000	318,534 (a)(b)
Total Georgia				2,048,652
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	198,720
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	400,000	341,447
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	150,000	174,985 (e)
Total Hawaii				516,432
Illinois — 20.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	513,767
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	1,006,202
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	273,830
Series C, Refunding, AGM	5.000%	12/1/32	2,000,000	2,083,379
Series D	5.000%	12/1/46	1,500,000	1,473,565
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	268,369
Series A	5.500%	1/1/35	250,000	262,921
Series A	5.000%	1/1/40	610,000	624,159
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	516,259
Senior Lien, Series D	5.250%	1/1/37	400,000	412,661
Series C, Refunding	5.000%	1/1/43	600,000	622,541 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	$550,000	$569,337
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	303,862
Second Lien, Series A, AGM	5.250%	1/1/58	500,000	534,040
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	617,564
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	659,728
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	511,716
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,019,183
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/37	500,000	572,204
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	106,053
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	517,831
Series A	5.000%	5/1/36	770,000	803,332
Series A	5.000%	5/1/39	300,000	311,097
Series A, Refunding	5.000%	10/1/29	1,300,000	1,383,235
Series B	5.250%	5/1/47	1,000,000	1,065,410
Series B, Refunding	5.000%	9/1/27	600,000	629,277
Series C	5.000%	12/1/41	1,250,000	1,347,136
Series D	5.000%	11/1/27	300,000	315,423
Series D, Refunding	5.000%	7/1/34	400,000	442,365
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	578,295
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,230,417
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	260,838
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	524,966
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	12/15/56	500,000	113,012
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	263,927
Total Illinois				24,737,901
Indiana — 2.3%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	786,190
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,083,020
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	233,787
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	206,225
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	4.500%	1/1/34	500,000	512,687 (c)
Total Indiana				2,821,909
Kentucky — 3.3%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,207,703 (a)(b)
Series A, Refunding	5.250%	12/1/29	200,000	213,246 (a)(b)(e)
Series C	4.000%	6/1/25	1,600,000	1,604,503 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — continued
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	$1,000,000	$1,014,812 (a)(b)(c)
Total Kentucky				4,040,264
Louisiana — 2.9%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	498,760
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,667,424 (c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	900,000	890,089 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	501,439 (a)(b)
Total Louisiana				3,557,712
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	481,455
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	242,734
Total Maryland				724,189
Massachusetts — 3.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	375,329
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	528,156
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	261,576
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	202,990
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/51	500,000	518,318 (c)
Plymouth, MA, GO, Refunding	3.500%	5/1/44	2,000,000	1,799,594
Total Massachusetts				3,685,963
Michigan — 2.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series B	5.000%	7/1/42	1,000,000	1,105,312
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	817,883
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	357,257
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	256,604
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	276,385
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	239,749
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	146,329
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	304,602 (c)
Total Michigan				3,504,121
Missouri — 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	784,828 (c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	154,583
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	$300,000	$304,495
Total Missouri				1,243,906
Nebraska — 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	549,899
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	485,096
Total Nebraska				1,034,995
New Jersey — 5.8%
New Jersey State EDA Revenue, Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,025,314 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,092,928
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,196,895
Transportation Program, Series CC	4.125%	6/15/50	400,000	392,397
Transportation Program, Series CC	5.250%	6/15/50	500,000	542,486
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	621,037
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	750,000	821,514
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	516,580
Total New Jersey				7,209,151
New York — 21.3%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	360,765 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,035,174
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	250,000	245,696 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,073,701
Series A-2	5.000%	5/15/30	400,000	427,608 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/43	250,000	271,288
Subseries B-1	5.250%	10/1/43	1,000,000	1,095,569
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,152,931
Subseries C-1	4.000%	5/1/39	2,200,000	2,235,997
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,585,649
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	790,950
Series D, Refunding	5.000%	2/15/41	750,000	796,385 (f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	1,250,000	1,265,852
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	880,132 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,239,777 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	$250,000	$280,888 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	250,000	268,095 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,000,000	2,156,129 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	500,000	517,720 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	500,000	526,952
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	160,154 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	350,000	349,767 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	150,000	97,719 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,225,210 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	550,000	546,154
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,512,386 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	1,040,000	1,092,184
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	2,000,000	2,128,503
Total New York				26,319,335
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	700,000	545,601
Ohio — 2.1%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	530,671
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	529,966
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	503,602
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	327,674 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	474,232 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	253,198 (a)(b)(c)
Total Ohio				2,619,343
Pennsylvania — 4.3%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	250,000	249,631
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	212,272
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/27	195,000	195,121
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	600,000	607,075 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	250,000	262,014
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	$1,500,000	$1,614,781 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	206,260 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/45	500,000	533,227
Series B, Refunding	5.250%	12/1/47	250,000	271,987
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	524,919
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	154,947
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	463,989
Total Pennsylvania				5,296,223
Puerto Rico — 6.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,500,000	1,582,239 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	406,182 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	10,124
Restructured, Series A-1	5.375%	7/1/25	6,166	6,200
Restructured, Series A-1	5.625%	7/1/27	12,238	12,804
Restructured, Series A-1	5.625%	7/1/29	12,040	12,978
Restructured, Series A-1	5.750%	7/1/31	11,694	13,065
Restructured, Series A-1	4.000%	7/1/33	11,089	11,179
Restructured, Series A-1	4.000%	7/1/35	229,968	230,725
Restructured, Series A-1	4.000%	7/1/37	740,000	736,146
Restructured, Series A-1	4.000%	7/1/41	111,631	107,597
Restructured, Series A-1	4.000%	7/1/46	12,097	11,040
Subseries CW	0.000%	11/1/43	45,761	28,830 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	107,250 *(g)
Series A	5.050%	7/1/42	75,000	36,563 *(g)
Series DDD, Refunding	—	7/1/21	280,000	135,800 *(h)
Series TT	5.000%	7/1/37	450,000	219,375 *(g)
Series XX	5.250%	7/1/40	400,000	195,000 *(g)
Series ZZ, Refunding	—	7/1/18	250,000	121,250 *(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	202,121
Restructured, Series A-1	4.550%	7/1/40	50,000	50,133
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,486,279
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,386,347
Total Puerto Rico				8,109,227
South Carolina — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.801%	3/1/31	250,000	259,062 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	480,031
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	$400,000	$413,318 (c)
Total South Carolina				1,152,411
Tennessee — 3.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	722,208
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	300,000	308,185
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	500,000	501,984 (a)(b)
Series A-1, Refunding	5.000%	5/1/28	3,000,000	3,118,632 (a)(b)
Total Tennessee				4,651,009
Texas — 7.3%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	250,121
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,001,853 (c)
Series 2022	5.000%	11/15/39	350,000	373,844 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	521,945
Central Texas Turnpike System Revenue, Second Tier, Series C, Refunding	5.000%	8/15/40	300,000	334,576
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	600,000	582,678
Galveston, TX, Wharves & Terminal Revenue, First Lien, Series A	5.250%	8/1/35	750,000	817,077 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	334,723 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	1,250,000	1,220,786
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	300,000	292,574
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	515,415 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	210,000	227,304 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	477,480 (c)
Subordinated, Series A, Refunding	5.000%	7/1/36	1,055,000	1,092,125 (c)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	400,000	388,564
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	91,866 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	205,000	202,214
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	319,846 (c)
Total Texas				9,044,991
Utah — 0.7%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	252,994
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	470,000	474,124
Series 2021	4.000%	10/15/36	100,000	98,244
Total Utah				825,362
Virginia — 3.1%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	216,921
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AGM	5.250%	7/1/48	250,000	273,184
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	$1,250,000	$1,270,809
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,323,567 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	516,195 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	265,030
Total Virginia				3,865,706
Washington — 0.9%

Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/37	1,000,000	1,074,532 (c)
Wisconsin — 1.0%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	150,000	152,151
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	500,000	516,902
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	530,089
Total Wisconsin				1,199,142

Total Municipal Bonds (Cost — $159,681,544)				161,627,295
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.6%
New York — 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,625,000	1,731,493
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,925,000	1,875,472
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	1,900,000	2,028,289

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,528,219)				5,635,254
Total Investments before Short-Term Investments (Cost — $165,209,763)				167,262,549

Short-Term Investments — 5.4%
Municipal Bonds — 5.3%
Colorado — 0.3%

Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series F-2 LOC - TD Bank N.A.	1.500%	7/1/41	400,000	400,000 (j)(k)
Connecticut — 0.1%

Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	1.840%	11/15/48	100,000	100,000 (j)(k)
Delaware — 0.4%

University of Delaware, DE, Revenue, Series C, Refunding, SPA - TD Bank N.A.	1.050%	11/1/37	500,000	500,000 (j)(k)
Florida — 0.1%

Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	1.800%	10/1/26	100,000	100,000 (j)(k)
Illinois — 1.5%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	1.450%	8/1/44	1,900,000	1,900,000 (j)(k)
Massachusetts — 0.1%

Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.850%	10/1/42	100,000	100,000 (j)(k)
New York — 0.1%
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.000%	3/15/33	100,000	100,000 (c)(j)(k)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A-2, SPA - JPMorgan Chase & Co.	1.800%	7/1/32	$100,000	$100,000 (j)(k)
Total New York				200,000
Oregon — 2.7%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.050%	8/1/34	3,350,000	3,350,000 (j)(k)

Total Municipal Bonds (Cost — $6,650,000)				6,650,000
			Shares
Money Market Funds — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $93,906)	4.320%		93,906	93,906 (l)(m)

Total Short-Term Investments (Cost — $6,743,906)				6,743,906
Total Investments — 140.5% (Cost — $171,953,669)				174,006,455
Variable Rate Demand Preferred Stock, at Liquidation Value — (38.3)%				(47,400,000)
TOB Floating Rate Notes — (2.4)%				(3,000,000)
Other Assets in Excess of Other Liabilities — 0.2%				201,776
Total Net Assets Applicable to Common Shareholders — 100.0%				$123,808,231

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	The coupon payment on this security is currently in default as of February 28, 2025.
(h)	The maturity principal is currently in default as of February 28, 2025.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $93,906 and the cost was $93,906 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Muni Fund Inc.
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	43	6/25	$5,195,185	$5,337,375	$142,190
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$161,627,295	—	$161,627,295
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,635,254	—	5,635,254
Total Long-Term Investments	—	167,262,549	—	167,262,549
Short-Term Investments†:
Municipal Bonds	—	6,650,000	—	6,650,000
Money Market Funds	$93,906	—	—	93,906
Total Short-Term Investments	93,906	6,650,000	—	6,743,906
Total Investments	$93,906	$173,912,549	—	$174,006,455
Other Financial Instruments:
Futures Contracts††	$142,190	—	—	$142,190
Total	$236,096	$173,912,549	—	$174,148,645

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,011,752	$1,649,617	1,649,617	$2,567,463	2,567,463

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$652	—	$93,906

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report